Related Party Transactions (Relevant Amounts Due from/to Related Parties) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Amounts due from related parties	¥ 1,975,408	¥ 1,290,619
Amounts due to related parties	3,731,687	3,044,304
Cash deposits, maturing within 3 months	29,128	169,261
Sinopec Corp., its subsidiaries and joint ventures [member]
Disclosure of transactions between related parties [line items]
Amounts due from related parties	1,792,857	1,226,972
Amounts due to related parties	3,250,329	2,620,546
Sinopec Group and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Amounts due from related parties	763	331
Amounts due to related parties	61,728	387,788
Associates and joint ventures of the Group [member]
Disclosure of transactions between related parties [line items]
Amounts due from related parties	181,788	63,316
Amounts due to related parties	419,630	35,970
Sinopec Finance Company Limited ("Sinopec Finance") [member] | Not later than three months [member]
Disclosure of transactions between related parties [line items]
Cash deposits, maturing within 3 months	¥ 29,128	¥ 169,261
Cash deposits interest rate	0.35%	0.35%